SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flow Statement [Abstract]
Interest paid	$ 3,561	$ 3,289	$ 2,132
Income taxes paid	664	597	524
Changes in non-cash working capital
Accounts receivable	(812)	136	(124)
Prepayments	(277)	(13)	(471)
Accounts payable and other	681	(349)	(43)
Changes in non-cash working capital, net	(408)	(226)	(638)
Changes in working capital related to the impact of investments in finance leases	$ 400	$ 500	$ 300